Statement of changes in equity (Statement) - EUR (€) € in Millions		Total	Issued capital [member]	Share premium [member]	Equity Instruments Issued Other Than Capital [Member]	Other equity interest [member]	Retained earnings [member]	Revaluation surplus [member]	Other reserves [member]	Treasury shares [member]	Equity attributable to owners of parent [member]	Interim dividends [Member]	Accumulated other comprehensive income [member]	Other comprehensive income non controlling interest [Member]	Other non controlling interest [Member]
Equity at beginning of period at Dec. 31, 2024	[1]	€ 60,014	€ 2,824	€ 19,184	€ 0	€ 40	€ 40,693	€ 0	€ 1,814	€ (66)	€ 10,054	€ (1,668)	€ (17,220)	€ (2,730)	€ 7,089
Changes in equity [abstract]
Comprehensive income		3,719	0	0	0	0	0	0	0	0	5,447	0	(1,675)	(404)	351
Changes in equity other than total income or expense recognized		(2,847)	0	0	0	(9)	5,835	0	(9)	(30)	(10,054)	1,668	(1)	0	(248)
Issue of equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Decrease through other distributions to owners, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Dividends recognised as distributions to owners		(2,606)	0	0	0	0	(2,357)	0	0	0	0	0	0	0	250
Purchase of treasury shares		(548)	0	0	0	0	0	0	0	548	0	0	0	0	0
Sale or issue of treasury shares		524	0	0	0	0	0	0	6	518	0	0	0	0	0
Equity reclassified into financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Financial liabilities reclassified into equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity		0	0	0	0	9	8,392	0	(15)	0	(10,054)	1,668	(1)	0	0
Increase (decrease) through acquisition of subsidiary, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments		(25)	0	0	0	(25)	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity		(191)	0	0	0	7	(200)	0	0	0	0	0	0	0	2
Equity at end of period at Jun. 30, 2025		60,887	2,824	19,184	0	31	46,528	0	1,805	(95)	5,447	0	(18,896)	(3,134)	7,193
Equity at beginning of period at Dec. 31, 2025	[2]	61,798	2,797	18,469	0	40	46,346	0	203	(299)	10,511	(1,840)	(18,871)	(3,059)	7,500
Changes in equity [abstract]
Comprehensive income		8,193	0	0	0	0	0	0	0	0	6,051	0	1,466	258	418
Changes in equity other than total income or expense recognized		(6,199)	(63)	(1,524)	0	(8)	5,094	0	(804)	(690)	(10,511)	1,840	744	0	(278)
Issue of equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Decrease through other distributions to owners, equity		0	(63)	(1,524)	0	0	50	0	(963)	2,500	0	0	0	0	0
Dividends recognised as distributions to owners		(3,619)	0	0	0	0	(3,357)	0	0	0	0	0	0	0	(262)
Purchase of treasury shares		(3,739)	0	0	0	0	0	0	0	(3,739)	0	0	0	0	0
Sale or issue of treasury shares		577	0	0	0	0	0	0	29	549	0	0	0	0	0
Equity reclassified into financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Financial liabilities reclassified into equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity		0	0	0	0	13	8,640	0	(725)	0	(10,511)	1,840	744	0	0
Increase (decrease) through acquisition of subsidiary, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments		(29)	0	0	0	(29)	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity		611	0	0	0	9	(239)	0	856	0	0	0	0	0	(15)
Equity at end of period at Jun. 30, 2026		€ 63,792	€ 2,735	€ 16,945	€ 0	€ 33	€ 51,441	€ 0	€ (600)	€ (990)	€ 6,051	€ 0	€ (16,661)	€ (2,801)	€ 7,641

[1]	(1) Balances as of December 31, 2024 as originally reported in the consolidated financial statements for the year 2024
[2]	(1) Balances as of December 31, 2025 as originally reported in the consolidated financial statements for the year 2025